Cover	Aug. 12, 2024
Cover [Abstract]
Entity Registrant Name	Accredited Solutions, Inc.
Entity Central Index Key	0001464865
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Aug. 12, 2024
Entity File Number	000-54509
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-2578051
Entity Address Address Line 1	20311 Chartwell Center Drive
Entity Address Address Line 2	Suite 1469
Entity Address City Or Town	Cornelius
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28031
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	947-9197